STOCKHOLDER'S EQUITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Non-vested shares, Beginning Balance	321,252	782,500	0
Granted		15,000	782,500
Vested	(73,126)	(284,748)	0
Forfeited	0	(191,500)	0
Non-vested shares, Ending Balance	248,126	321,252	782,500
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Beginning Balance	$ 6.96	$ 7.04	$ 0
Granted		8.44	7.04
Vested	6.40	4.31	0
Forfeited	0	6.81	0
Weighted Average Grant Date Fair Value, Ending Balance	$ 7.13	$ 6.96	$ 7.04